Supplementary Information On Oil And Gas Exploration And Production Activities (Unaudited) - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) Bcf MMBbls MBbls	Dec. 31, 2017 MXN ($) Bcf MMBbls	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Exploration costs for geological and geophysical studies | $	$ 15,510,327	$ 8,828,809
Estimated reserves percentage	97.00%
Remaining estimated reserve percentage	3.00%
Percenatge of developed and undeveloped reserves	10.00%
Developed and undeveloped reserves increase decrease | MMBbls	5,787	6,427
Percenatge of developed reserves	14.00%
Developed reserves increase decrease | MMBbls	3,588	4,166
Percentage of asset assigned developed and undeveloped reserves	50.00%
Developed and undeveloped reserves added to offset | MMBbls	743
Percenatge of developed and undeveloped dry gas reserves decrease	3.00%
Developed and undeveloped dry gas reserves increase decrease | Bcf	6,370	6,593
Percenatge of developed dry gas reserves decrease	25.00%
Developed dry gas reserves increase decrease | Bcf	3,380	4,513
Percentage of asset assigned developed and undeveloped dry gas reserves	50.00%
Developed and undeveloped dry gas reserves added to offset | Bcf	887
Percentage of undeveloped dry gas reserves increase	16.00%
Undeveloped dry gas reserves increase decrease | Bcf	2,990	2,567
Exploratoroy activity in shallow waters and onshore regions incorporated | MMBbls	1,100
Increase of proved reserves | MBbls	318
Reserve-replacement ratio	35.00%	17.00%
Reserves production ratio of proved reserves, period	7 years 8 months 12 days
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%